Description of Organization and Business Operations (Details) - USD ($)					8 Months Ended		9 Months Ended	12 Months Ended
	Sep. 13, 2021	Sep. 13, 2021	Sep. 07, 2021	Sep. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Aug. 16, 2022
Description of Organization and Business Operations (Details) [Line Items]
Entity incorporation date							Apr. 20, 2021	Apr. 20, 2021
Gross proceeds						$ 240,000,000
Deferred underwriting commissions					$ 12,000,000		$ 6,600,000	$ 12,000,000
Share price (in Dollars per share)					$ 10.05		$ 10.05	$ 10.05
Restricted investments term				185 days
Net tangible assets					$ 5,000,001			$ 5,000,001
Percentage of public shares redeemed					100.00%			100.00%
Dissolution expenses					$ 100,000			$ 100,000
Minimum share price of the residual assets remaining available for distribution (in Dollars per share)					$ 10.05			$ 10.05
Operating bank account					$ 172,000			$ 172,000
Working capital deficit					$ 360,000		$ 3,193,049	360,000
Payment of offering costs						25,000		25,000
Loan from Sponsor							163,000	$ 163,000
Repaid Note balance	$ 6,000	$ 6,000	$ 157,000	$ 157,000
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of fair market value					80.00%			80.00%
Per share amount to be maintained in the trust account (in Dollars per share)								$ 10.05
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redeeming public shares percentage					20.00%			20.00%
Per share amount to be maintained in the trust account (in Dollars per share)								$ 10.05
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants issued (in Shares)				8,700,000				8,700,000
Warrants price per share (in Dollars per share)			$ 1	$ 1	$ 1			$ 1
Proceeds from issuance of warrants				$ 8,700,000			8,700,000	$ 8,700,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds							$ 241,200,000
Payment to acquire restricted investments				$ 241,200,000
Share price (in Dollars per share)			$ 10.05	$ 10.05
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds					$ 240,000,000			$ 240,000,000
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)				24,000,000
Gross proceeds			$ 240,000,000	$ 240,000,000
Offering costs				17,500,000
Deferred underwriting commissions			$ 12,000,000	12,000,000
Offering costs allocated to derivative warrant liabilities				$ 668,000
Investment Company Act of Nineteen Forty [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage					50.00%			50.00%
Inflation Reduction Act 2022 [Member]
Description of Organization and Business Operations (Details) [Line Items]
Federal excise tax									1.00%
Excise tax of fair market value									1.00%
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants issued (in Shares)				7,500,000				7,500,000
Sponsor [Member] | Working Capital Loans [Member]
Description of Organization and Business Operations (Details) [Line Items]
Working capital loans outstanding					$ 0	$ 0		$ 0
Cantor and Odeon [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants issued (in Shares)				1,200,000				1,200,000